Parent company only condensed financial information - Condensed statements of operations and comprehensive loss (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Operating expenses:
Sales and marketing expenses	¥ (27,154)	$ (3,937)	¥ (40,936)	¥ (44,697)
General and administrative expenses	(50,298)	(7,293)	(88,111)	(147,753)
Research and development expenses	(15,960)	(2,314)	(22,714)	(37,521)
Total operating expenses	(93,412)	(13,544)	(154,857)	(299,329)
Share of gain (loss) from equity method investments	0		0	(11,523)
Other expense, net	411	60	7,340	21,658
Loss before income tax expense	(194,035)	(28,132)	(101,948)	(246,944)
Income tax expense	(2,522)	(366)	(6,872)	(49,196)
Net loss attributable to Pintec Technology Holdings Limited shareholders	(190,183)	(27,574)	(101,729)	(293,935)
Other comprehensive income/(loss):
Foreign currency translation adjustments, net of nil tax	6,565		(10,702)	(22,556)
Total comprehensive loss attributable to Pintec Technology Holdings Limited shareholders	(183,618)	(26,622)	(112,522)	(316,912)
Parent Company
Operating expenses:
Sales and marketing expenses			(354)	(3,182)
General and administrative expenses	(4,431)	(642)	(11,138)	(22,839)
Research and development expenses	(2,515)	(365)	(1,082)	(1,644)
Total operating expenses	(6,946)	(1,007)	(12,574)	(27,665)
Equity in loss of subsidiaries	(183,229)	(26,566)	(92,322)	(255,604)
Share of gain (loss) from equity method investments			3,331	(9,697)
Other expense, net	(8)	(1)	(39)	(969)
Loss before income tax expense	(190,183)	(27,574)	(101,604)	(293,935)
Income tax expense			(125)
Net loss attributable to Pintec Technology Holdings Limited shareholders	(190,183)	(27,574)	(101,729)	(293,935)
Other comprehensive income/(loss):
Foreign currency translation adjustments, net of nil tax	6,565	952	(10,793)	(22,977)
Total other comprehensive income/(loss)	6,565	952	(10,793)	(22,977)
Total comprehensive loss attributable to Pintec Technology Holdings Limited shareholders	(183,618)	$ (26,622)	(112,522)	(316,912)
Foreign currency translation adjustments, tax	¥ 0		¥ 0	¥ 0